Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Temporary equity, shares outstanding	550,941	550,941	1,019,465
Temporary equity, redemption price per share (in Dollars per share)	$ 11.24	$ 10.98	$ 10.29
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock shares issued
Preferred stock shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000	100,000,000
Common stock shares issued	2,500,000	2,500,000	2,500,000
Common stock shares outstanding	2,500,000	2,500,000	2,500,000